Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI United Kingdom ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.4%
iShares MSCI United Kingdom ETF(a)	412,192	$13,206,632

Total Investment Companies — 100.4%
(Cost: $13,696,947)		13,206,632

Total Investments in Securities — 100.4%
(Cost: $13,696,947)		13,206,632

Other Assets, Less Liabilities — (0.4)%		(58,289)

Net Assets — 100.0%		$13,148,343

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$—	$—
iShares MSCI United Kingdom ETF	8,253,193	5,637,204		(249,385)	(6,576)	(427,804)	13,206,632	412,192	—	—
					$(6,576)	$(427,804)	$13,206,632		$—	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	9,792,000	USD	12,954,732	MS	12/03/21	$68,152
USD	13,429,452	GBP	9,797,000	MS	12/03/21	399,919
						468,071
GBP	5,000	USD	6,849	MS	12/03/21	(199)
USD	13,261,794	GBP	10,015,000	MS	01/05/22	(69,026)
						(69,225)
	Net unrealized appreciation					$398,846

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI United Kingdom ETF
November 30, 2021

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$13,206,632	$—	$—	$13,206,632

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$468,071	$—	$468,071
Liabilities
Forward Foreign Currency Exchange Contracts	—	(69,225)	—	(69,225)
	$—	$398,846	$—	$398,846

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

GBP	British Pound
USD	United States Dollar

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